Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		¥ 1,655,492	¥ 1,790,795	¥ 2,495,825
Gains (Losses) on changes in fair value, Liabilities		3,966	91,941	23,639
Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		688,856	(226,516)	309,922
Gains (Losses) on changes in fair value, Liabilities		3,966	91,941	23,639
Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		966,636	2,017,311	2,185,903
Receivables under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	[1]			(1,436)
Receivables under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	[1]			(1,436)
Trading Account Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		1,656,056	1,791,326	2,497,730
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		689,420	(225,985)	311,827
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		966,636	2,017,311	2,185,903
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		(564)	(531)	(469)
Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets		(564)	(531)	(469)
Other Short-term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	[1]	5,515	4,064	1,542
Other Short-term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	[1]	5,515	4,064	1,542
Long-term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	[1]	(1,549)	87,877	22,097
Long-term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	[1]	¥ (1,549)	¥ 87,877	¥ 22,097

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.